OPERATING LEASES AND COMMITMENTS (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Future minimum rental payments
2021		$ 3,320,162
Remainder of 2021	$ 2,838,066
2022	3,239,967	2,721,673
2023	3,229,408	2,695,461
2024	2,979,123	2,429,073
2025	2,886,998	2,320,395
Thereafter	16,293,102	14,904,083
Total	$ 31,466,664	$ 28,390,847